Trade receivables, reseller financing and other receivables - Breakdown of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 134,383	R$ 173,287
Trade receivables [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	334,467	322,753	R$ 374,355	R$ 382,096
Trade receivables [member] | Current [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	15,866	21,425
Trade receivables [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	3,088	1,747
Trade receivables [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,984	1,384
Trade receivables [member] | 61-90 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,851	4,913
Trade receivables [member] | 91-180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	11,088	15,222
Trade receivables [member] | More than 180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 300,590	R$ 278,062